Restatement of previously issued financial statements - Schedule of Impact of Revision on the Financial Statements (Parenthetical) (Details)	3 Months Ended
Mar. 31, 2021 shares
Prior Period Adjustment [Abstract]
Sale of Units, net of underwriting discounts and offering expenses (in shares)	5,750,000